CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income (loss)	$ (346,163)	$ (159,067)
Adjusted for the following items:
Depreciation and amortization	316,317	358,474
Equity-accounted (income) loss, net of distributions received	(6,532)	(16,113)
Impairment expense, net	268,612	187,680
(Gain) loss on dispositions, net	(3,411)	(12,548)
Unrealized (gain) loss on derivative instruments	36,045	443
Deferred income tax expense (recovery)	(804)	3,161
Provisions and other items	(3,503)	(1,547)
Other non-cash items	34,629	(22,942)
Changes in non-cash working capital, net	(12,871)	13,341
Net operating cash flow	282,319	350,882
Financing Activities
Proceeds from borrowings	312,149	492,517
Repayments of borrowings and settlement of related derivative instruments	(329,073)	(410,429)
Financing costs related to borrowings	(8,023)	(20,752)
Proceeds from borrowings related to sale and leaseback of vessels	119,073	23,800
Repayments of borrowings related to sale and leaseback of vessels	(1,190)	0
Financing costs related to borrowings from sale and leaseback of vessels	(187)	(2,256)
Proceeds from borrowings from related parties	205,000	95,000
Prepayment of borrowings from related parties	0	(200,000)
Lease liability repayments	(20,332)	(14,695)
Capital provided by others who have interests in subsidiaries	0	1,500
Distributions to limited partners and preferred unitholders	(32,103)	(32,150)
Distributions to others who have interests in subsidiaries	(4,750)	(3,636)
Repurchase of preferred units	(6,200)	0
Net financing cash flow	234,364	(71,101)
Investing Activities
Vessels and equipment	(479,981)	(231,658)
Equity-accounted investments	(3,948)	(7,886)
Vessels and equipment	27,996	33,341
Changes in restricted cash	(26,520)	(98,329)
Acquisition of company (net of cash acquired of $6.4 million)	6,430	0
Net investing cash flow	(476,023)	(304,532)
Cash and cash equivalents
Change during the year	40,660	(24,751)
Impact of foreign exchange on cash	(4,314)	(901)
Balance, beginning of the year	199,388	225,040
Balance, end of the year	$ 235,734	$ 199,388